Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash	$ 833,125	$ 1,032,646
Total current assets	833,125	1,032,646
Property and equipment, net		498
Intangible assets, net	1,271,898	1,939,781
TOTAL ASSETS	2,105,023	2,972,925
CURRENT LIABILITIES:
Accounts payable and accrued expenses	5,073,241	4,059,922
Shares to be issued	2,039,600	2,000,000
Total current liabilities	9,991,458	8,641,189
Long-term portion of convertible notes, net of debt discount
TOTAL LIABILITIES	9,991,458	8,641,189
COMMITMENTS AND CONTINGENCIES (NOTE 6)
STOCKHOLDERS’ DEFICIT:
Common Stock, no par value, unlimited shares authorized, 359,571,047 shares issued and outstanding as of December 31, 2024 and 2023	29,742,533	29,742,533
Equity payable	3,157,789	3,157,789
Accumulated deficit	(38,292,380)	(36,173,768)
Accumulated other comprehensive income	196,089	147,203
TOTAL EHAVE, INC. STOCKHOLDERS’ DEFICIT	(5,195,969)	(3,126,243)
Non-controlling interest	(2,690,466)	(2,542,021)
TOTAL STOCKHOLDERS’ DEFICIT	(7,886,435)	(5,668,264)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	2,105,023	2,972,925
Related Party [Member]
CURRENT LIABILITIES:
Accrued expenses - related party	864,000	576,000
Current portion of convertible notes, net	224,020
Nonrelated Party [Member]
CURRENT LIABILITIES:
Current portion of convertible notes, net	$ 1,790,597	$ 2,005,267